UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME FUND - SEMIANNUAL REPORT FOR PERIOD
ENDING JANUARY 31, 2006


[LOGO OF USAA]
    USAA(R)

                       USAA INCOME Fund

                            [GRAPHIC OF USAA INCOME FUND]

                    S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             8

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Portfolio of Investments                                                 17

   Notes to Portfolio of Investments                                        32

   Financial Statements                                                     37

   Notes to Financial Statements                                            40

EXPENSE EXAMPLE                                                             51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                         WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]         IS THE WIDENING DIFFERENCE IN OPINION
                                           BETWEEN THE BEARS AND THE BULLS.

                                                         "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business. Sincerely,

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]    MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2006, the USAA Income Fund had a total return of 1.02%. This compares to a return of 0.49% for the Lipper Corporate Debt Funds A Rated Average, 0.64% for the Lipper A Rated Bond Funds Index, and 0.84% for the Lehman Brothers U.S. Aggregate Bond Index.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE PERIOD.

                 The Federal Reserve Board (the Fed) continued to raise short-term interest rates at each meeting of the Federal Open Market Committee, bringing the benchmark short-term federal funds rate to 4.5% by January 31, 2006. The anticipated retirement of Fed Chairman Alan Greenspan added to the uncertainty.

                 There was also the matter of the hurricanes, which drove energy prices higher and sparked inflation concerns, and the added expense of rebuilding New Orleans, on top of the already high federal budget deficit.

                 The bond market also dealt with concerns about terrorism, the cost of the war in Iraq, and a massive, growing trade deficit. Despite these concerns, longer-term interest rates rose only slightly, helped by the fact that foreign investors found U.S. interest rates among the highest of industrialized countries and invested in U.S. bonds.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IS YOUR VIEW OF THE YIELD CURVE SITUATION, WITH SHORT-TERM RATES RISING SUBSTANTIALLY AND LONGER-TERM RATES MOVING UP ONLY SLIGHTLY?

                 As you can see in the chart below, the yield curve flattened dramatically, to a point in late December when two-year Treasury yields moved higher than 10-year Treasury yields. That's unusual, because investors usually demand a premium to invest in longer maturities.

                       TREASURY YIELDS AND FED FUNDS RATE

                  [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

                        30-YEAR YIELD       10-YEAR YIELD       2-YEAR YIELD       FEDERAL FUNDS RATE
                        -------------       -------------       ------------       ------------------
08/01/05                    4.509%              4.312%              4.035%                3.25%
08/02/05                    4.545               4.336               4.044                 3.25
08/03/05                    4.501               4.294               4.011                 3.25
08/04/05                    4.522               4.314               4.036                 3.25
08/05/05                    4.583               4.388               4.103                 3.25
08/08/05                    4.600               4.420               4.153                 3.25
08/09/05                    4.573               4.390               4.112                 3.50
08/10/05                    4.578               4.392               4.120                 3.50
08/11/05                    4.515               4.322               4.070                 3.50
08/12/05                    4.449               4.244               4.038                 3.50
08/15/05                    4.481               4.283               4.063                 3.50
08/16/05                    4.419               4.207               4.004                 3.50
08/17/05                    4.476               4.269               4.046                 3.50
08/18/05                    4.419               4.200               3.988                 3.50
08/19/05                    4.420               4.207               4.022                 3.50
08/22/05                    4.428               4.209               4.014                 3.50
08/23/05                    4.399               4.180               3.980                 3.50
08/24/05                    4.390               4.167               3.971                 3.50
08/25/05                    4.366               4.157               4.004                 3.50
08/26/05                    4.373               4.188               4.070                 3.50
08/29/05                    4.360               4.169               4.053                 3.50
08/30/05                    4.312               4.092               3.938                 3.50
08/31/05                    4.255               4.016               3.815                 3.50
09/01/05                    4.311               4.033               3.725                 3.50
09/02/05                    4.297               4.038               3.756                 3.50
09/05/05                    4.298               4.030               3.740                 3.50
09/06/05                    4.359               4.097               3.805                 3.50
09/07/05                    4.423               4.139               3.846                 3.50
09/08/05                    4.433               4.147               3.871                 3.50
09/09/05                    4.400               4.120               3.870                 3.50
09/12/05                    4.448               4.172               3.912                 3.50
09/13/05                    4.416               4.128               3.862                 3.50
09/14/05                    4.449               4.166               3.878                 3.50
09/15/05                    4.516               4.213               3.894                 3.50
09/16/05                    4.566               4.273               3.978                 3.50
09/19/05                    4.547               4.248               3.919                 3.50
09/20/05                    4.525               4.244               3.978                 3.75
09/21/05                    4.458               4.168               3.919                 3.75
09/22/05                    4.463               4.181               3.944                 3.75
09/23/05                    4.520               4.248               4.020                 3.75
09/26/05                    4.560               4.293               4.054                 3.75
09/27/05                    4.539               4.283               4.071                 3.75
09/28/05                    4.504               4.255               4.080                 3.75
09/29/05                    4.546               4.296               4.127                 3.75
09/30/05                    4.568               4.326               4.169                 3.75
10/03/05                    4.622               4.385               4.211                 3.75
10/04/05                    4.602               4.369               4.211                 3.75
10/05/05                    4.566               4.342               4.178                 3.75
10/06/05                    4.613               4.389               4.195                 3.75
10/07/05                    4.565               4.374               4.187                 3.75
10/10/00                    4.568               4.358               4.187                 3.75
10/11/05                    4.598               4.393               4.221                 3.75
10/12/05                    4.661               4.441               4.230                 3.75
10/13/05                    4.693               4.463               4.230                 3.75
10/14/05                    4.703               4.481               4.256                 3.75
10/17/05                    4.715               4.495               4.282                 3.75
10/18/05                    4.694               4.471               4.248                 3.75
10/19/05                    4.690               4.461               4.240                 3.75
10/20/05                    4.663               4.431               4.223                 3.75
10/21/05                    4.603               4.386               4.207                 3.75
10/24/05                    4.662               4.446               4.250                 3.75
10/25/05                    4.736               4.536               4.336                 3.75
10/26/05                    4.794               4.585               4.370                 3.75
10/27/05                    4.767               4.548               4.345                 3.75
10/28/05                    4.773               4.567               4.386                 3.75
10/31/05                    4.755               4.553               4.378                 3.75
11/01/05                    4.760               4.565               4.403                 4.00
11/02/05                    4.800               4.606               4.428                 4.00
11/03/05                    4.845               4.649               4.461                 4.00
11/04/05                    4.858               4.661               4.470                 4.00
11/07/05                    4.816               4.624               4.454                 4.00
11/08/05                    4.759               4.553               4.412                 4.00
11/09/05                    4.839               4.641               4.488                 4.00
11/10/05                    4.738               4.556               4.430                 4.00
11/11/05                    4.742               4.567               4.430                 4.00
11/14/05                    4.797               4.606               4.489                 4.00
11/15/05                    4.749               4.559               4.464                 4.00
11/16/05                    4.664               4.473               4.397                 4.00
11/17/05                    4.650               4.459               4.371                 4.00
11/18/05                    4.684               4.490               4.389                 4.00
11/21/05                    4.660               4.461               4.372                 4.00
11/22/05                    4.655               4.428               4.304                 4.00
11/23/05                    4.702               4.488               4.347                 4.00
11/24/05                    4.701               4.472               4.347                 4.00
11/25/05                    4.659               4.429               4.353                 4.00
11/28/05                    4.620               4.406               4.320                 4.00
11/29/05                    4.692               4.476               4.394                 4.00
11/30/05                    4.694               4.486               4.411                 4.00
12/01/05                    4.716               4.515               4.436                 4.00
12/02/05                    4.715               4.513               4.420                 4.00
12/05/05                    4.762               4.571               4.470                 4.00
12/06/05                    4.679               4.484               4.395                 4.00
12/07/05                    4.714               4.511               4.404                 4.00
12/08/05                    4.669               4.464               4.362                 4.00
12/09/05                    4.728               4.525               4.404                 4.00
12/12/05                    4.746               4.549               4.430                 4.00
12/13/05                    4.725               4.521               4.405                 4.25
12/14/05                    4.662               4.458               4.363                 4.25
12/15/05                    4.673               4.462               4.354                 4.25
12/16/05                    4.644               4.435               4.355                 4.25
12/19/05                    4.640               4.441               4.372                 4.25
12/20/05                    4.654               4.462               4.406                 4.25
12/21/05                    4.676               4.490               4.440                 4.25
12/22/05                    4.607               4.429               4.380                 4.25
12/23/05                    4.546               4.382               4.372                 4.25
12/27/05                    4.505               4.339               4.347                 4.25
12/28/05                    4.532               4.376               4.364                 4.25
12/29/05                    4.514               4.356               4.364                 4.25
12/30/05                    4.536               4.393               4.404                 4.25
01/02/06                    4.536               4.393               4.404                 4.25
01/03/06                    4.547               4.366               4.329                 4.25
01/04/06                    4.538               4.344               4.304                 4.25
01/05/06                    4.546               4.354               4.321                 4.25
01/06/06                    4.562               4.375               4.354                 4.25
01/09/06                    4.552               4.367               4.345                 4.25
01/10/06                    4.612               4.426               4.395                 4.25
01/11/06                    4.633               4.454               4.420                 4.25
01/12/06                    4.585               4.405               4.378                 4.25
01/13/06                    4.529               4.355               4.336                 4.25
01/16/06                    4.529               4.355               4.330                 4.25
01/17/06                    4.503               4.326               4.327                 4.25
01/18/06                    4.512               4.334               4.327                 4.25
01/19/06                    4.548               4.375               4.370                 4.25
01/20/06                    4.522               4.351               4.352                 4.25
01/23/06                    4.531               4.357               4.352                 4.25
01/24/06                    4.573               4.392               4.386                 4.25
01/25/06                    4.656               4.477               4.455                 4.25
01/26/06                    4.695               4.519               4.486                 4.25
01/27/06                    4.693               4.511               4.495                 4.25
01/30/06                    4.703               4.527               4.511                 4.25
01/31/06                    4.678               4.517               4.520                 4.50

                                     [END CHART]

SOURCE: BLOOMBERG L.P.

                 Yield curve management was one of the main reasons we performed so well relative to our peers and the Lehman Brothers benchmark. For the last year the Fund's portfolio has been structured to benefit from a flattening of the yield curve. Now we have begun to reposition ourselves for a flat curve and possible steepening. We have also taken advantage of the trading range of interest rates, buying at the high end of the range and selling at the low end.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                             Historical Yield Curve

                        [CHART OF HISTORICAL YIELD CURVE]

                    7/29/05              1/31/06              CHANGE
                    -------              -------              ------
3 MONTH              3.393%               4.460%              1.0667%
6 MONTH              3.674                4.573               0.8991
2 YEAR               4.015                4.516               0.5008
3 YEAR               4.065                4.481               0.4159
5 YEAR               4.121                4.452               0.3309
10 YEAR              4.276                4.515               0.2391
30 YEAR              4.471                4.677               0.2062

                                   [END CHART]

SOURCE: BLOOMBERG L.P.

WHAT OTHER STRATEGIES DID YOU PURSUE?

                 While corporate bonds in general underperformed other sectors, our security selection in corporates was quite good, and we avoided numerous situations where individual bonds fell sharply due to specific events.

                 Treasury inflation-protected securities (TIPS) outperformed regular Treasuries, which helped our performance. Toward the end of the period we took some profits in TIPS and moved some of those assets into mortgage-backed securities (MBS). The Fund's MBS, especially Government National Mortgage Association (GNMAs), did quite well, in part due to the fact that they are an investment that we believe foreign buyers favor.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 As far as the Fund's duration, a measure of interest-rate sensitivity, we were neutral for much of the period but began extending duration when longer-term rates rose in October and November 2005.

WHAT'S YOUR OUTLOOK?

                 We seem to be nearing the end of the Fed's tightening campaign. But it's important to note that it often takes 12 to 18 months for the Fed's actions to effect economic growth. Additionally, we have some concerns about the housing market. Economic growth in the past three years has been propelled by consumer spending, and some good portion of that spending has come from consumers' cashing out equity from rising home prices. Flat to lower housing prices could dampen consumer spending. With signs pointing to a cooling economy, we see a positive backdrop for high-quality longer-term bonds.

                 The great news for our shareholders is that although the Fund's net asset value (NAV) fell due to higher interest rates, the income from the bonds we hold was more than enough to offset the NAV loss and provide a positive total return. Higher interest rates allow us to invest the Fund's assets at these more attractive rates, especially as the shorter securities we bought last year as a defensive measure have begun to mature.

                 It is often difficult to be right about economic growth and interest rates, but earning steady income has time and again proven to be the key to success in the bond market. We will continue to work hard to provide you with competitive income from high-quality bonds, using our strong research team and prudent management approach.

                 On behalf of everyone at USAA, thank you for your investment in the Fund. It is our privilege to serve you.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA INCOME FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
          out of 910 intermediate-term bond funds for the period ending
                               January 31, 2006:

                                 OVERALL RATING
                                   *  *  *  *

    3-YEAR                          5-YEAR                         10-YEAR
    * * * *                         * * * *                         * * *
out of 910 funds                out of 696 funds                out of 354 funds

           The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics.
                   Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

                         [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Expense among 160 funds within the Lipper Corporate Debt Funds A Rated category for the overall period ending January 31, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 160, 116, AND 69 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

--------------------------------------------------------------------------------
                                         1/31/06                   7/31/05
--------------------------------------------------------------------------------
Net Assets                           $1,796.5 Million          $1,798.9 Million
Net Asset Value Per Share                 $12.15                    $12.32

--------------------------------------------------------------------------------
            SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD AS OF 1/31/06
--------------------------------------------------------------------------------

         7/31/05 TO 1/31/06*                    30-DAY SEC YIELD**
               1.02%                                  4.27%

 *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JANUARY 31, 2006

--------------------------------------------------------------------------------
          TOTAL RETURN    =    DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS      5.75%       =         6.04%           +         -0.29%
5 YEARS       5.28%       =         5.25%           +          0.03%
1 YEAR        2.23%       =         4.72%           +         -2.49%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING JANUARY 31, 2006

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

PERIOD ENDING          TOTAL RETURN          DIVIDEND RETURN      CHANGE IN SHARE PRICE
-------------          ------------          ---------------      ---------------------
1/31/1997                  1.11%                  6.72%                  -5.61%
1/31/1998                 12.17                   7.28                    4.89
1/31/1999                  8.01                   6.85                    1.16
1/31/2000                 -4.35                   5.91                  -10.26
1/31/2001                 15.46                   7.64                    7.82
1/31/2002                  6.33                   6.66                   -0.33
1/31/2003                  8.08                   5.68                    2.40
1/31/2004                  5.45                   4.64                    0.81
1/31/2005                  4.39                   4.55                   -0.16
1/31/2006                  2.23                   4.72                   -2.49

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                    LIPPER CORPORATE DEBT FUNDS
                         USAA INCOME FUND                A RATED AVERAGE
                         ----------------           ---------------------------
1/31/97                       6.84%                         6.20%
1/31/98                       6.46                          5.88
1/31/99                       6.49                          5.63
1/31/00                       6.72                          6.10
1/31/01                       6.58                          5.95
1/31/02                       6.55                          5.40
1/31/03                       5.31                          4.70
1/31/04                       4.49                          3.86
1/31/05                       4.42                          3.78
1/31/06                       4.79                          4.03

                                   [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 1/31/97 TO 1/31/06.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                          CUMULATIVE PERFORMANCE COMPARISON

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS
              U.S. AGGREGATE BOND    USAA INCOME    LIPPER A RATED BOND    LIPPER CORPORATE DEBT
                    INDEX               FUND            FUNDS INDEX        FUNDS A RATED AVERAGE
              -------------------    -----------    -------------------    ---------------------
01/31/96         $10000.00          $10000.00          $10000.00                $10000.00
02/29/96           9826.18            9646.24            9773.76                  9767.07
03/31/96           9757.87            9530.19            9694.84                  9680.19
04/30/96           9703.00            9390.00            9620.60                  9598.68
05/31/96           9683.29            9366.11            9599.87                  9578.77
06/30/96           9813.33            9571.52            9719.46                  9703.40
07/31/96           9840.19            9524.43            9739.74                  9719.82
08/31/96           9823.70            9500.00            9712.70                  9689.09
09/30/96           9994.89            9675.84            9897.21                  9872.90
10/31/96          10216.29            9949.58           10139.58                 10113.54
11/30/96          10391.28           10192.68           10346.90                 10325.43
12/31/96          10294.67           10078.33           10230.31                 10201.91
01/31/97          10326.19           10111.46           10245.71                 10211.83
02/28/97          10351.88           10144.35           10281.95                 10243.73
03/31/97          10237.16            9962.11           10140.22                 10100.06
04/30/97          10390.41           10079.46           10283.07                 10248.31
05/31/97          10488.63           10197.15           10378.77                 10340.57
06/30/97          10613.12           10357.32           10519.09                 10480.73
07/31/97          10899.33           10681.73           10857.69                 10828.41
08/31/97          10806.36           10571.09           10720.04                 10684.50
09/30/97          10965.73           10793.77           10903.34                 10864.11
10/31/97          11124.81           10949.02           11043.78                 11018.47
11/30/97          11176.04           11052.97           11095.79                 11070.18
12/31/97          11288.57           11192.38           11213.36                 11186.99
01/31/98          11433.49           11341.79           11347.14                 11334.16
02/28/98          11424.88           11315.47           11327.75                 11311.28
03/31/98          11464.14           11350.93           11370.13                 11351.07
04/30/98          11523.98           11404.79           11422.41                 11401.82
05/31/98          11633.29           11557.07           11546.10                 11529.23
06/30/98          11731.95           11683.18           11648.61                 11630.41
07/31/98          11756.91           11719.48           11650.62                 11628.64
08/31/98          11948.25           11874.36           11754.48                 11767.63
09/30/98          12228.03           12053.42           12017.06                 12042.44
10/31/98          12163.37           12053.37           11865.21                 11887.44
11/30/98          12232.41           12128.49           11994.25                 12002.78
12/31/98          12269.18           12172.06           12033.05                 12036.79
01/31/99          12356.75           12249.69           12135.23                 12128.43
02/28/99          12141.04           12025.33           11865.99                 11844.62
03/31/99          12208.32           12045.05           11943.75                 11916.12
04/30/99          12247.00           12084.19           11982.97                 11943.89
05/31/99          12139.73           11977.47           11846.80                 11807.65
06/30/99          12101.05           11860.81           11789.02                 11742.31
07/31/99          12049.53           11766.83           11736.21                 11688.88
08/31/99          12043.40           11738.58           11703.99                 11654.98
09/30/99          12183.22           11859.98           11815.71                 11765.18
10/31/99          12228.17           11873.50           11833.65                 11777.63
11/30/99          12227.30           11834.91           11841.80                 11776.34
12/31/99          12168.33           11703.59           11787.95                 11713.14
01/31/00          12128.49           11716.42           11762.38                 11690.02
02/29/00          12275.17           11896.01           11886.95                 11817.80
03/31/00          12436.88           12087.76           12048.17                 11985.22
04/30/00          12401.26           12047.98           11949.90                 11881.53
05/31/00          12395.57           12093.21           11903.79                 11824.29
06/30/00          12653.46           12353.26           12169.16                 12081.17
07/31/00          12768.32           12485.94           12272.33                 12193.53
08/31/00          12953.38           12662.64           12435.36                 12359.28
09/30/00          13034.82           12786.20           12504.27                 12423.01
10/31/00          13121.07           12823.08           12556.80                 12457.45
11/30/00          13335.62           12999.68           12742.38                 12647.17
12/31/00          13583.00           13265.26           13003.31                 12900.51
01/31/01          13805.13           13527.50           13245.25                 13134.75
02/28/01          13925.39           13646.20           13364.82                 13260.36
03/31/01          13995.30           13742.88           13412.21                 13312.01
04/30/01          13937.21           13692.96           13336.28                 13223.79
05/31/01          14021.27           13802.28           13424.14                 13317.06
06/30/01          14074.25           13888.41           13478.41                 13373.60
07/31/01          14388.92           14216.44           13784.36                 13695.94
08/31/01          14553.69           14361.54           13939.82                 13857.26
09/30/01          14723.28           14473.04           13994.08                 13897.93
10/31/01          15031.37           14736.74           14295.79                 14196.26
11/30/01          14824.13           14440.06           14122.33                 14012.62
12/31/01          14729.99           14270.98           14016.16                 13902.49
01/31/02          14849.23           14384.39           14114.26                 13995.17
02/28/02          14993.13           14487.04           14219.26                 14104.75
03/31/02          14743.71           14218.87           13992.13                 13863.37
04/30/02          15029.62           14437.75           14240.49                 14115.22
05/31/02          15157.33           14573.23           14348.91                 14229.95
06/30/02          15288.39           14684.55           14410.69                 14296.71
07/31/02          15472.86           14742.01           14496.84                 14398.32
08/31/02          15734.11           15073.81           14762.57                 14664.52
09/30/02          15988.93           15328.40           14991.29                 14896.05
10/31/02          15916.10           15131.11           14840.73                 14742.45
11/30/02          15911.87           15166.88           14893.44                 14798.31
12/31/02          16240.54           15503.14           15217.34                 15134.00
01/31/03          16254.41           15547.12           15249.83                 15158.29
02/28/03          16479.31           15767.07           15472.09                 15387.37
03/31/03          16466.62           15737.17           15460.68                 15366.80
04/30/03          16602.49           15856.34           15633.61                 15542.56
05/31/03          16912.05           16206.20           15960.15                 15911.75
06/30/03          16878.48           16215.23           15923.85                 15877.25
07/31/03          16311.04           15623.85           15377.64                 15271.46
08/31/03          16419.33           15742.28           15479.74                 15370.14
09/30/03          16853.96           16158.94           15903.14                 15819.51
10/31/03          16696.77           16068.36           15774.69                 15677.17
11/30/03          16736.76           16126.62           15824.70                 15737.58
12/31/03          16907.08           16263.57           15980.85                 15890.28
01/31/04          17043.11           16394.64           16115.30                 16039.69
02/29/04          17227.58           16561.60           16268.54                 16197.11
03/31/04          17356.60           16693.51           16393.22                 16321.06
04/30/04          16905.04           16233.07           15990.99                 15887.68
05/31/04          16837.32           16172.06           15909.32                 15794.05
06/30/04          16932.48           16259.02           15990.79                 15873.75
07/31/04          17100.32           16441.36           16143.60                 16028.42
08/31/04          17426.51           16730.41           16447.04                 16329.53
09/30/04          17473.80           16793.57           16500.17                 16390.11
10/31/04          17620.33           16935.80           16634.80                 16528.02
11/30/04          17479.78           16835.10           16534.05                 16412.23
12/31/04          17640.62           16998.96           16701.81                 16586.71
01/31/05          17751.39           17114.12           16817.19                 16705.91
02/28/05          17646.60           17041.16           16750.57                 16627.64
03/31/05          17555.97           16979.38           16649.24                 16520.01
04/30/05          17793.57           17216.12           16870.42                 16725.81
05/31/05          17986.07           17381.75           17064.08                 16899.02
06/30/05          18084.15           17462.71           17162.92                 17007.91
07/31/05          17919.52           17318.42           17006.79                 16855.34
08/31/05          18149.24           17564.83           17236.30                 17069.17
09/30/05          17962.28           17406.65           17031.78                 16866.55
10/31/05          17820.13           17279.24           16874.34                 16723.34
11/30/05          17898.94           17344.33           16959.72                 16787.50
12/31/05          18069.12           17502.86           17124.21                 16943.45
01/31/06          18070.14           17495.69           17114.82                 16936.99

                                     [END CHART]

                           DATA FROM 1/31/96 THROUGH 1/31/06.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

                 o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S.
                   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

                 o The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

                 o The Lipper Corporate Debt Funds A Rated Average is the
                   average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

14

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                    1/31/2006

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                 21%
AA                                                                  10%
A                                                                   22%
BBB                                                                 18%
BB                                                                   1%
U.S. GOVERNMENT                                                     25%
Money Market Instruments                                             3%

                                   [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING EQUITY SECURITIES, AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                               TOP 10 SECURITIES*
--------------------------------------------------------------------------------

                                              COUPON RATE %   % OF NET ASSETS
                                              -------------------------------
U.S. Treasury Bonds                             5.25%                2.7%

U.S. Treasury Notes                             4.00%                2.3%

U.S. Treasury Notes                             4.00%                2.0%

Fannie Mae Mortgage-Backed Pass-Through         5.00%                1.8%

U.S. Treasury Inflation-Indexed Notes           2.38%                1.8%

Household Finance Corp., Notes                  6.38%                1.5%

Region of Lombardy, Global Notes                5.80%                1.5%

Fannie Mae Mortgage-Backed Pass-Through         5.50%                1.4%

Freddie Mac Mortgage-Backed Pass-Through        5.00%                1.4%

Phillips Petroleum Co., Notes                   8.75%                1.3%
--------------------------------------------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                 PORTFOLIO MIX*
                                    1/31/2006

                          [PIE CHART OF PORTFOLIO MIX*]

Corporate Obligations                                               35.9%
Agency Debentures and Other U.S. Government Agencies                15.7%
Eurodollar and Yankee Obligations                                   11.8%
Asset-Backed Securities                                              9.3%
Preferred Securities                                                 8.5%
U.S. Treasury Bond & Notes                                           7.9%
Money Market Instruments                                             3.0%
Municipal Bonds                                                      2.6%
U.S. TIPS                                                            1.8%
Other Mortgage Securities                                            4.3%

                                   [END CHART]

*EXCLUDING SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
 SECURITIES LOANED.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           CORPORATE OBLIGATIONS (35.9%)

           AIR FREIGHT & LOGISTICS (0.3%)
  $ 5,000  Caliber Systems, Inc., Notes                                  7.80%      8/01/2006      $    5,058
                                                                                                   ----------
           AUTO PARTS & EQUIPMENT (0.6%)
   10,000  Johnson Controls, Inc., Senior Notes                          5.25       1/15/2011           9,980
                                                                                                   ----------
           AUTOMOBILE MANUFACTURERS (1.5%)
   15,000  DaimlerChrysler NA Holding Corp., Global Debentures           8.00       6/15/2010          16,385
   10,000  Toyota Motor Credit Corp., MTN                                4.85       2/27/2015           9,667
                                                                                                   ----------
                                                                                                       26,052
                                                                                                   ----------
           BIOTECHNOLOGY (1.1%)
   10,000  Amgen, Inc., Senior Notes                                     4.85      11/18/2014           9,731
   10,000  Genetech, Inc., Senior Notes                                  4.75       7/15/2015           9,663
                                                                                                   ----------
                                                                                                       19,394
                                                                                                   ----------
           BREWERS (0.3%)
    5,000  Miller Brewing Co., Guaranteed Notes(a)                       4.25       8/15/2008           4,898
                                                                                                   ----------
           BROADCASTING & CABLE TV (1.1%)
   10,000  Comcast Cable Communications, Inc., Senior Notes              6.88       6/15/2009          10,479
    5,000  Cox Enterprises, Inc., Notes(a)                               8.00       2/15/2007           5,110
    5,000  Univision Communications, Inc., Senior Notes                  3.50      10/15/2007           4,849
                                                                                                   ----------
                                                                                                       20,438
                                                                                                   ----------
           CASINOS & GAMING (0.3%)
    5,000  Harrahs Operating Co., Inc., Bonds                            5.63       6/01/2015           4,897
                                                                                                   ----------
           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    5,000  John Deere Capital Corp., MTN, Series 2005D                   4.61(b)    6/10/2008           5,010
   10,000  John Deere Capital Corp., Global Debentures                   5.10       1/15/2013           9,935
                                                                                                   ----------
                                                                                                       14,945
                                                                                                   ----------
           CONSUMER FINANCE (3.5%)
   10,000  American Express Credit Corp., Notes                          4.62(b)    9/19/2006          10,012
   10,000  American Honda Finance Corp., MTN(a)                          4.43(b)    5/11/2007          10,018
   25,200  Household Finance Corp., Notes(n)                             6.38      10/15/2011          26,569
    7,000  SLM Corp., MTN, CPI Floating Rate Notes                       5.72(b)    6/01/2009           6,888
   10,000  SLM Corp., Notes                                              5.38       1/15/2013          10,007
                                                                                                   ----------
                                                                                                       63,494
                                                                                                   ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           DIVERSIFIED BANKS (1.1%)
  $10,000  First Union Corp., Subordinated Notes                         7.50%      7/15/2006      $   10,110
   10,000  MBNA American Bank, MTN                                       6.75       3/15/2008          10,352
                                                                                                   ----------
                                                                                                       20,462
                                                                                                   ----------
           ELECTRIC UTILITIES (4.3%)
    2,228  FPL Energy American Wind, Senior Secured Bond(a)              6.64       6/20/2023           2,311
    7,158  FPL Group Capital, Inc., Debentures                           7.63       9/15/2006           7,270
    5,000  Gulf Power Co., Senior Notes, Series K                        4.90      10/01/2014           4,878
   10,000  Northern States Power Co., First Mortgage Bond, Series B      8.00       8/28/2012          11,587
   10,000  Oncor Electric Delivery Co., Senior Secured Notes             6.38       5/01/2012          10,465
    5,000  Power Contract Financing, Senior Notes(a)                     6.26       2/01/2010           5,066
    5,000  PPL Capital Funding, Inc., Guaranteed Notes, Series A         4.33       3/01/2009           4,849
    5,000  Public Service Electric & Gas Co.,
             First Mortgage Bonds, Series A                              4.63(b)    6/23/2006           5,001
    5,000  Sempra Energy ESOP, Series 1999 (NBGA)(a)                     4.21      11/01/2014(c)        4,933
   10,000  Tristate General & Transport Association, Bonds(a)            6.04       1/31/2018          10,204
   10,000  West Penn Power Co., Notes                                    6.63       4/15/2012          10,564
                                                                                                   ----------
                                                                                                       77,128
                                                                                                   ----------
           ENVIRONMENTAL & FACILITIES SERVICES (1.5%)
   10,000  Waste Management, Inc., Senior Notes                          7.38       8/01/2010          10,851
   15,500  WMX Technologies, Inc., Notes                                 7.00      10/15/2006          15,712
                                                                                                   ----------
                                                                                                       26,563
                                                                                                   ----------
           FOOD RETAIL (0.3%)
    5,000  Kroger Co., Notes                                             5.50       2/01/2013           4,922
                                                                                                   ----------

           GAS UTILITIES (1.6%)
    5,000  Enbridge Energy Partners, LP, Senior Notes                    5.35      12/15/2014           4,895
   10,000  Energy Transfer Partners, LP, Senior Notes                    5.95       2/01/2015          10,045
    8,000  Gulfstream Natural Gas Systems LLC, Senior Notes(a)           5.56      11/01/2015           8,051
    5,000  Valero Logistics Operations, LP, Senior Notes                 6.05       3/15/2013           5,158
                                                                                                   ----------
                                                                                                       28,149
                                                                                                   ----------
           HEALTH CARE EQUIPMENT (0.1%)
    2,500  Thermo Electron Corp., Notes                                  5.00       6/01/2015           2,417
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           HEALTH CARE FACILITIES (0.3%)
  $ 5,000  HCA, Inc., Notes                                              5.25%     11/06/2008      $    4,982
                                                                                                   ----------
           HOUSEHOLD PRODUCTS (1.4%)
   17,000  Clorox Co., Notes(n)                                          6.13       2/01/2011          17,627
    8,000  SC Johnson & Son, Inc., Senior Notes(a)                       5.00      12/15/2012           7,822
                                                                                                   ----------
                                                                                                       25,449
                                                                                                   ----------
           INTEGRATED OIL & GAS (1.3%)
   21,000  Phillips Petroleum Co., Notes(n)                              8.75       5/25/2010          24,031
                                                                                                   ----------

           INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
      500  Pacific Bell, Debentures                                      5.88       2/15/2006             500
   10,000  SBC Communications, Inc., Notes                               5.75       5/02/2006          10,020
                                                                                                   ----------
                                                                                                       10,520
                                                                                                   ----------
           LIFE & HEALTH INSURANCE (0.6%)
   10,000  John Hancock Global Funding II, MTN, Secured Notes            4.63(b)    3/06/2006          10,000
                                                                                                   ----------
           MANAGED HEALTH CARE (0.3%)
    5,000  Highmark, Inc., Senior Notes(a)                               6.80       8/15/2013           5,374
                                                                                                   ----------
           MOVIES & ENTERTAINMENT (0.6%)
   11,000  News America, Inc., Notes                                     5.30      12/15/2014          10,829
                                                                                                   ----------
           MULTI-LINE INSURANCE (0.3%)
    5,000  AIG Sunamerica Global Financing, Senior Notes(a)              6.30       5/10/2011           5,287
                                                                                                   ----------
           MULTI-UTILITIES (0.9%)
    8,000  Duke Capital Corp., LLC, Senior Notes                         5.50       3/01/2014           7,959
    4,500  South Carolina Electric & Gas Co., First Mortgage Bond        5.30       5/15/2033           4,348
    4,000  Wisconsin Public Service Corp., Senior Secured Notes          4.88      12/01/2012           3,952
                                                                                                   ----------
                                                                                                       16,259
                                                                                                   ----------
           OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000  Kerr-McGee Corp., Notes                                       5.88       9/15/2006           5,041
                                                                                                   ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           OIL & GAS REFINING & MARKETING (0.5%)
  $ 8,000  Magellan Midstream Partners, LP, Notes                        6.45%      6/01/2014      $    8,471
                                                                                                   ----------
           OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    5,000  Kinder Morgan Finance, Guaranteed Notes(a)                    5.35       1/05/2011           4,994
                                                                                                   ----------
           OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    8,000  Associates Corp. of North America,
             Global Senior Notes                                         6.25      11/01/2008           8,263
   10,000  Bank One Corp., Subordinated Notes                            7.88       8/01/2010          11,087
   10,000  Citigroup, Inc., Global Notes                                 4.13       2/22/2010           9,694
                                                                                                   ----------
                                                                                                       29,044
                                                                                                   ----------
           PACKAGED FOODS & MEAT (1.2%)
   15,000  Kellogg Co., Notes, Series B                                  6.60       4/01/2011          15,951
    5,000  Wm Wrigley Junior Co., Notes                                  4.30       7/15/2010           4,888
                                                                                                   ----------
                                                                                                       20,839
                                                                                                   ----------
           PROPERTY & CASUALTY INSURANCE (1.9%)
    5,000  AXIS Capital Holdings Ltd., Senior Notes                      5.75      12/01/2014           4,981
   15,000  Berkshire Hathaway Finance Corp., Senior Notes(h)             4.85       1/15/2015          14,644
   10,000  Chubb Corp., Senior Notes(h)                                  5.20       4/01/2013           9,884
    5,000  Ohio Casualty Corp., Notes                                    7.30       6/15/2014           5,336
                                                                                                   ----------
                                                                                                       34,845
                                                                                                   ----------
           RAILROADS (0.9%)
    2,058  CSX Transportation Inc., Notes                                9.75       6/15/2020           2,830
    2,842  Norfolk Southern Railway Co., Debentures                      9.75       6/15/2020           3,938
   10,000  TTX Co., Notes(a)                                             5.40       2/15/2016           9,935
                                                                                                   ----------
                                                                                                       16,703
                                                                                                   ----------
           REAL ESTATE INVESTMENT TRUSTS (1.7%)
    9,000  Chelsea Property Group, Notes                                 6.00       1/15/2013           9,239
   15,000  Pan Pacific Retail Properties, Inc., Notes                    7.95       4/15/2011          16,685
    5,000  TriNet Corporate Realty Trust, Inc., Notes                    7.95       5/15/2006           5,036
                                                                                                   ----------
                                                                                                       30,960
                                                                                                   ----------
           REGIONAL BANKS (1.3%)
   10,000  Fifth Third Bank, Subordinated Notes                          4.75       2/01/2015           9,635
    8,000  Hudson United Bank, Subordinated Notes                        7.00       5/15/2012           8,706
    5,000  PNC Financial Services, Notes, Series C                       8.88       3/15/2027           5,399
                                                                                                   ----------
                                                                                                       23,740
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           THRIFTS & MORTGAGE FINANCE (0.7%)
  $12,000  Washington Mutual, Inc., Subordinated Notes                   8.25%      4/01/2010      $   13,288
                                                                                                   ----------
           WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   10,000  Alltel Corp., Notes                                           4.66       5/17/2007           9,957
    5,000  Sprint Capital Corp., Guaranteed Global Notes                 6.00       1/15/2007           5,043
                                                                                                   ----------
                                                                                                       15,000
                                                                                                   ----------
           Total corporate obligations (cost: $626,845)                                               644,453
                                                                                                   ----------
           EURODOLLAR AND YANKEE OBLIGATIONS (11.8%)(d)

           BUILDING PRODUCTS (0.5%)
   10,000  CRH America, Inc., Notes (Ireland)                            5.30      10/15/2013           9,884
                                                                                                   ----------
           DISTILLERS & VINTNERS (0.3%)
    5,000  Diageo Finance B.V., Notes (United Kingdom)                   3.00      12/15/2006           4,917
                                                                                                   ----------
           DIVERSIFIED BANKS (4.1%)
   10,000  ABN AMRO Bank N.V., Senior Notes (Netherlands)                4.39(b)    5/11/2007          10,012
    6,000  Banco Santander, Subordinated Notes (Chile)(a)                5.38      12/09/2014           5,948
    5,000  Bayerische Landesbank, MTN (Germany)                          2.60      10/16/2006           4,920
    5,000  Canadian Imperial Bank Corp., Pass-Through
             Certificates, Series 2002, Class A-1 (Canada)(a)            7.26       4/10/2032           5,688
   20,000  Landesbank Baden-Wuerttemberg,
             MTN, Subordinated Notes (Germany)                           6.35       4/01/2012          21,679
   15,000  Nordea Bank AB, Subordinated Notes (Sweden)(a)                5.25      11/30/2012          15,038
   10,000  Royal Bank of Scotland, Senior Notes (United Kingdom)(a)      4.40(b)   11/24/2006          10,007
                                                                                                   ----------
                                                                                                       73,292
                                                                                                   ----------
           DIVERSIFIED METALS & MINING (0.3%)
    5,000  Glencore Funding, LLC, Notes (Switzerland)(a)                 6.00       4/15/2014           4,751
                                                                                                   ----------
           FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
   10,000  Agrium, Inc., Debentures (Canada)                             8.25       2/15/2011          11,154
    8,000  Yara International ASA, Notes (Norway)(a)                     5.25      12/15/2014           7,793
                                                                                                   ----------
                                                                                                       18,947
                                                                                                   ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           FOOD RETAIL (0.6%)
  $10,000  Woolworths Ltd., Notes (Australia)(a)                         5.55%     11/15/2015      $   10,034
                                                                                                   ----------
           FOREIGN GOVERNMENT (2.9%)
   15,000  Province of Quebec, Global Debentures (Canada)                7.00       1/30/2007          15,303
   25,000  Region of Lombardy, Global Notes (Italy)                      5.80      10/25/2032          26,524
   10,000  Republic of Poland, Global Unsubordinated Notes (Poland)      5.25       1/15/2014          10,100
                                                                                                   ----------
                                                                                                       51,927
                                                                                                   ----------
           OIL & GAS DRILLING (0.4%)
    7,492  Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)      5.35(b)    8/01/2013           7,502
                                                                                                   ----------
           OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   10,000  RAS Laffan Liquefied Natural Gas Co. Ltd. II,
             Bonds, Series A (Qatar)(a)                                  5.30       9/30/2020           9,777
                                                                                                   ----------
           OIL & GAS REFINING & MARKETING (0.3%)
    5,000  GS Caltex Corp., Notes (South Korea)(a)                       5.50      10/15/2015           4,963
                                                                                                   ----------
           REAL ESTATE INVESTMENT TRUSTS (0.5%)
   10,000  Westfield Capital Corp., Senior Notes (Australia)(a)          5.13      11/15/2014           9,806
                                                                                                   ----------
           REINSURANCE (0.3%)
    6,000  Stingray Pass-Through Trust, Pass-Through
             Certificates (Cayman Islands)(a)                            5.90       1/12/2015           5,931
                                                                                                   ----------
           Total Eurodollar and Yankee obligations (cost: $208,338)                                   211,731
                                                                                                   ----------
           ASSET-BACKED SECURITIES (9.3%)

           AIRLINES (0.5%)
    4,932  America West Airlines, Inc., Pass-Through
             Certificates, Series 1996-1, Class A, EETC                  6.85       7/02/2009           4,857
    4,000  Southwest Airlines Co., Pass-Through
             Certificates, Series 2001-1, Class A-2, EETC                5.50      11/01/2006           4,013
                                                                                                   ----------
                                                                                                        8,870
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           ASSET-BACKED FINANCING (8.8%)
  $ 8,333  AESOP Funding II LLC,
             Series 2003-2A, Class A1(a)                                 2.74%      6/20/2007      $    8,298
    3,200  Bank One Issuance Trust, Notes,
             Series 2003-A2, Class A2                                    4.52(b)   10/15/2008           3,202
   12,000  Capital One Master Trust,
             Series 2001-8, Class A                                      4.60       8/17/2009          11,973
   10,000  Capital One Prime Auto Receivables Trust,
             Series 2005-1, Class A2                                     4.24      11/15/2007           9,974
   17,000  Chase Credit Card Owner Trust,
             Series 2002-5, Class A                                      4.57(b)   10/15/2009          17,033
   20,000  Citibank Credit Card Issuance Trust, Notes,
             Series 2003-A4, Class A-4                                   4.57(b)    3/20/2009          20,019
   10,000  GE Commercial Equipment Financing LLC,
             Series 2005-1, Class A2                                     3.77       9/20/2007           9,960
    5,000  GE Equipment Small Ticket LLC,
             Series 2005-1A, Class A2(a)                                 4.28      10/22/2007           4,982
           Honda Auto Receivables Owner Trust, Notes,
      532    Series 2004-2, Class A2                                     2.52       2/15/2007             532
   10,000    Series 2005-3, Class A2                                     3.73      10/18/2007           9,954
   10,000  John Deere Owner Trust,
             Series 2005-A, Class A2                                     3.79      12/17/2007           9,951
    5,000  Massachusetts RRB Special Purpose Trust, Rate
             Reduction Certificates, Series 2005-1, Class A2             3.78       9/15/2010           4,913
   10,000  MBNA Credit Card Master Note Trust,
             Series 2003-A2, Class A-2                                   4.52(b)    8/15/2008          10,007
   10,000  Nissan Auto Receivables Owner Trust,
             Series 2005-C, Class A2                                     4.14       1/15/2008           9,958
    1,736  Oncor Electric Delivery Transition Bond Co.,
             Bonds, Series 2003-1, Class A1                              2.26       2/15/2009           1,719
   10,000  Permanent Financing plc, Notes,
             Series 4, Class 2A                                          4.55(b)    3/10/2009          10,007
   10,000  Rental Car Finance Corp.,
             Series 2004-1A, Class A (INS)(a)                            4.73(b)    6/25/2009          10,022
           SLMA Student Loan Trust,
    4,129    Series 2004-8, Class A2                                     4.64(b)    7/25/2013           4,133
    1,248    Series 2004-7, Class A2                                     4.65(b)   10/25/2012           1,248
      617  Toyota Auto Receivables Owner Trust, Bonds,
             Series 2003-A, Class A-3A                                   4.49(b)    3/15/2007             617
                                                                                                   ----------
                                                                                                      158,502
                                                                                                   ----------
           Total asset-backed securities (cost: $167,710)                                             167,372
                                                                                                   ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY ISSUES (15.7%)(e)

           DEBENTURES (0.5%)
  $10,000  Fannie Mae, CPI Floating Rate Note(+)                         5.49%(b)   2/17/2009      $    9,827
                                                                                                   ----------
           MORTGAGE-BACKED PASS-THROUGH SECURITIES (14.1%)
           Fannie Mae(+),
   33,239    Pool 254766                                                 5.00       6/01/2033          32,251
   24,778    Pool 829284                                                 5.50       9/01/2035          24,529
   11,770    Pool 840966(m)                                              5.50      10/01/2035          11,639
    3,665    Pool 190312                                                 6.50       4/01/2031           3,767
       59    Pool 594787                                                 6.50       7/01/2031              61
    6,038    Pool 254239                                                 6.50       3/01/2032           6,203
      173    Pool 050653                                                 7.00      10/01/2022             180
      119    Pool 050724                                                 7.00       3/01/2023             124
      594    Pool 197673                                                 7.00       4/01/2023             619
           Freddie Mac(+),
    8,003    Pool B19376(m)                                              5.00       6/01/2020           7,910
   24,790    Pool G18095(m)                                              5.00       1/01/2021          24,502
   23,799    Pool G18083                                                 5.50      11/01/2020          23,942
    9,965    Pool J00766                                                 5.50      12/01/2020          10,025
           Government National Mortgage Assn. I,
   18,957    Pool 604568                                                 5.00       8/15/2033          18,698
    1,568    Pool 465553                                                 6.00       8/15/2028           1,611
    1,576    Pool 457821                                                 6.00       9/15/2028           1,619
    2,055    Pool 486544                                                 6.00       9/15/2028           2,111
   14,503    Pool 780860                                                 6.00       9/15/2028          14,897
    3,906    Pool 486629                                                 6.00      10/15/2028           4,012
    1,709    Pool 464490                                                 6.00       1/15/2029           1,755
      331    Pool 486877                                                 6.00       1/15/2029             340
    1,501    Pool 495891                                                 6.00       1/15/2029           1,542
    2,384    Pool 603869                                                 6.00       1/15/2033           2,448
       78    Pool 346619                                                 6.50       6/15/2023              81
      801    Pool 344923                                                 6.50       7/15/2023             839
      144    Pool 352137                                                 6.50       7/15/2023             151
      467    Pool 370820                                                 6.50       9/15/2023             489
      604    Pool 347695                                                 6.50      10/15/2023             633
      921    Pool 354665                                                 6.50      10/15/2023             966
      124    Pool 365963                                                 6.50      10/15/2023             130
    2,129    Pool 345138                                                 6.50      12/15/2023           2,233
      954    Pool 337538                                                 6.50      12/15/2023           1,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           Government National Mortgage Assn. I,
   $  394    Pool 366685                                                 6.50%      1/15/2024      $      413
      701    Pool 374670                                                 6.50       2/15/2024             735
      364    Pool 422656                                                 6.50       4/15/2026             382
    2,353    Pool 780793                                                 6.50       5/15/2028           2,469
    5,274    Pool 564926                                                 6.50      10/15/2031           5,523
      214    Pool 352190                                                 7.00       5/15/2023             226
      221    Pool 354578                                                 7.00       5/15/2023             233
      312    Pool 354907                                                 7.00       5/15/2023             329
      315    Pool 320067                                                 7.00       5/15/2023             331
      447    Pool 357171                                                 7.00       6/15/2023             471
      383    Pool 357179                                                 7.00       6/15/2023             404
      172    Pool 359752                                                 7.00       6/15/2023             181
    1,251    Pool 348925                                                 7.00       8/15/2023           1,318
      287    Pool 352111                                                 7.00       8/15/2023             303
    1,082    Pool 364585                                                 7.00       8/15/2023           1,140
      158    Pool 337344                                                 7.00       8/15/2023             166
      442    Pool 358732                                                 7.00       9/15/2023             466
      221    Pool 417226                                                 7.00       1/15/2026             233
      159    Pool 417291                                                 7.00       3/15/2026             167
       60    Pool 417333                                                 7.00       3/15/2026              63
    1,583    Pool 780651                                                 7.00      10/15/2027           1,666
    1,413    Pool 493950                                                 7.00       6/15/2029           1,485
      583    Pool 504209                                                 7.00       6/15/2029             613
    1,228    Pool 473009                                                 7.00       7/15/2029           1,291
    1,088    Pool 564758                                                 7.00       8/15/2031           1,144
      861    Pool 563613                                                 7.00       7/15/2032             904
    1,187    Pool 352143                                                 7.50       7/15/2023           1,258
    1,691    Pool 345637                                                 7.50       6/15/2026           1,786
      545    Pool 422926                                                 7.50       6/15/2026             575
    1,398    Pool 345761                                                 7.50       7/15/2026           1,476
      760    Pool 447582                                                 7.50       5/15/2027             802
    1,117    Pool 780716                                                 7.50       2/15/2028           1,179
      975    Pool 780990                                                 7.50      12/15/2028           1,028
      804    Pool 510300                                                 7.50       8/15/2029             847
           Government National Mortgage Assn. II,
    6,188    Pool 003375                                                 5.50       4/20/2033           6,204
    6,637    Pool 003273                                                 6.00       8/20/2032           6,789
    4,386    Pool 003285                                                 6.00       9/20/2032           4,487
    1,981    Pool 781494                                                 6.50       8/20/2031           2,059
                                                                                                   ----------
                                                                                                      252,453
                                                                                                   ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.1%)
  $ 3,467  Perforadora Centrale S.A. de C.V. "A",
             Guaranteed Bond, Series A, Title XI                         5.24%     12/15/2018      $    3,521
    5,333  Rowan Companies, Inc., Guaranteed Bond, Title XI              2.80      10/20/2013           4,941
   10,000  Totem Ocean Trailer Express, Inc., Series 2002-1, Title XI    6.37       4/15/2028          11,081
                                                                                                   ----------
                                                                                                       19,543
                                                                                                   ----------
           Total U.S. government agency issues (cost: $279,424)                                       281,823
                                                                                                   ----------
           U.S. TREASURY SECURITIES (9.7%)

           BOND AND NOTES (7.9%)
   38,000  4.00%, 2/15/2014(h)                                                                         36,616
   43,000  4.00%, 2/15/2015(h)                                                                         41,293
   15,000  4.25%, 8/15/2015(h)                                                                         14,664
   45,771  5.25%, 11/15/2028(h)                                                                        49,077
                                                                                                   ----------
                                                                                                      141,650
                                                                                                   ----------
           INFLATION-INDEXED NOTES (1.8%)(f)
   31,465  2.38%, 1/15/2025(h)                                                                         33,266
                                                                                                   ----------
           Total U.S. Treasury securities (cost: $172,081)                                            174,916
                                                                                                   ----------
           OTHER MORTGAGE SECURITIES (4.3%)

           COMMERCIAL MORTGAGE-BACKED SECURITIES (4.0%)
   10,000  Banc of America Commercial Mortgage Inc.,
             Series 2001 PB1, Class A2                                   5.79       5/11/2035          10,273
    4,000  Chase Commercial Mortgage Securities Corp.,
             First Mortgage Pass-Through Certificates,
             Series 1998-1, Class D                                      6.56       5/18/2030           4,120
   10,000  Credit Suisse First Boston Mortgage Securities
             Corp., Series 2001-CK1, Class A3                            6.38      12/18/2035          10,479
   10,000  First Union National Bank Commercial
             Mortgage Trust, Series 1999-C4, Class A2                    7.39      12/15/2031          10,714
    4,197  GE Commercial Mortgage Corp., Series 2003-C2, Class A1        2.78       7/10/2037           4,074
    1,932  J.P. Morgan Chase Commercial Mortgage
             Securities Corp., Commercial Mortgage
             Pass-Through Certificates, Series 2004-CBX, Class A1        3.18       1/12/2037           1,915

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $   279  J.P. Morgan Commercial Mortgage Finance
             Corp., Mortgage Pass-Through Certificates,
             Series 2000-C10, Class A1                                   7.11%      8/15/2032      $      278
    7,000  Merrill Lynch Mortgage Trust, Commercial
             Mortgage Pass-Through Certificates,
             Series 2002-MW1, Class A-4                                  5.62       7/12/2034           7,147
    1,358  Morgan Stanley Dean Witter Capital I, Inc.,
             Series 2001-IQA, Class A2                                   5.33      12/18/2032           1,357
    5,923  Salomon Brothers Mortgage Securities VII,
             Series 2000-C3, Class A1(a)                                 6.34      12/18/2033           5,981
    5,000  Wachovia Bank Commercial Mortgage Trust,
             Series 2005-C18, Class A2                                   4.66       4/15/2042           4,902
   10,000  Wachovia Bank Commercial Mortgage Trust,
             Series 2005-C18, Class APB                                  4.81       4/15/2042           9,762
                                                                                                   ----------
                                                                                                       71,002
                                                                                                   ----------
           INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)(k)
   27,750    Bear Stearns Commercial Mortgage
             Securities, Inc., Series 2004-ESA, Class X1
             (acquired 6/17/2004; cost: $1,614)(a,l)                     2.06       5/14/2016           1,623
   41,091  Greenwich Capital Commercial Funding Corp.,
             Series 2002-C1, Class XP (acquired 8/13/2003;
             cost: $4,217)(a,l)                                          1.93       1/11/2035           3,081
   38,418  Wachovia Bank Commercial Mortgage Trust,
             Series 2003-C4 (acquired 8/06/2003; cost: $1,942)(a,l)      0.98       4/15/2035           1,378
                                                                                                   ----------
                                                                                                        6,082
                                                                                                   ----------
           Total other mortgage securities (cost: $76,003)                                             77,084
                                                                                                   ----------
           MUNICIPAL BONDS (2.6%)

           APPROPRIATED DEBT (0.2%)
    3,500  New Jersey Economic Development Auth. RB, Series 2005B        5.18      11/01/2015           3,489
                                                                                                   ----------
           CASINOS & GAMING (0.3%)
    5,000  Mashantucket (Western) Pequot Tribe, CT, Bonds(a)             5.91       9/01/2021           4,898
                                                                                                   ----------
           ELECTRIC UTILITIES (0.3%)
    5,000  Brazos River Auth., TX, PCRB, Series 1995A                    5.40       4/01/2030(c)        5,026
                                                                                                   ----------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           ELECTRIC/GAS UTILITY (0.1%)
  $ 2,795  North Carolina Eastern Municipal Power Agency RB, Series G    5.55%      1/01/2013      $    2,727
                                                                                                   ----------
           ESCROWED/PREREFUNDED BONDS (0.1%)
    1,000  New Jersey Turnpike Auth. RB, Series 2003B (INS)(PRE)         4.25       1/01/2016             950
                                                                                                   ----------
           GENERAL OBLIGATION (0.1%)
    2,200  Marin County, CA, Taxable Pension GO (INS)                    4.89       8/01/2016           2,167
                                                                                                   ----------
           OIL & GAS REFINING & MARKETING (0.5%)
    9,000  Harris County, TX, IDRB, Series 2002                          5.68       3/01/2023(c)        9,134
                                                                                                   ----------
           TOLL ROADS (1.0%)
   19,000  New Jersey Turnpike Auth. RB, Series 2003B, Series B (INS)    4.25       1/01/2016          17,919
                                                                                                   ----------
           Total municipal bonds (cost: $47,511)                                                       46,310
                                                                                                   ----------
   NUMBER
OF SHARES
---------
           PREFERRED SECURITIES (8.5%)

           AGRICULTURAL PRODUCTS (0.3%)
   50,000  Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(a)                             4,911
                                                                                                   ----------
           PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000  Ace Ltd., depositary shares "C", 7.80%, cumulative redeemable                                5,269
                                                                                                   ----------
           REAL ESTATE INVESTMENT TRUSTS (7.6%)
  120,000  AMB Property Corp. "O", 7.00%, cumulative redeemable                                         3,030
  200,000  BRE Properties, Inc. "C", 6.75%, cumulative redeemable                                       4,955
  200,000  Developers Diversified Realty Corp. "I", 7.50%, cumulative redeemable                        5,088
  400,000  Duke Realty Corp. "M", 6.95%, cumulative redeemable                                          9,920
  439,000  Equity Office Properties Trust, depositary shares "G",
             7.75%, cumulative redeemable(h)                                                           11,469
  575,000  Equity Residential Properties Trust,
             depositary shares "C", 9.125%, cumulative redeemable                                      14,708

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                       MARKET
   NUMBER                                                                                               VALUE
OF SHARES  SECURITY                                                                                     (000)
-------------------------------------------------------------------------------------------------------------
  142,500  Equity Residential Properties Trust, depositary shares "K",
             8.29%, cumulative redeemable                                                          $    8,336
  415,000  Kimco Realty Corp., depositary shares "F",
             6.65%, cumulative redeemable                                                              10,634
  200,000  New Plan Excel Realty Trust, Inc., depositary shares "E",
             7.625%, cumulative redeemable                                                              5,100
  250,000  Post Properties, Inc., "A", 8.50%, cumulative redeemable                                    14,578
  338,500  Prologis Trust, Inc., "C", 8.54%, cumulative redeemable                                     19,464
  400,000  Public Storage, Inc., "Z", 6.25%, cumulative redeemable                                      9,438
  400,000  Realty Income Corp. "D", 7.375%, cumulative redeemable                                      10,363
  209,100  Regency Centers Corp., "D", 7.25%, cumulative redeemable                                     5,371
  201,500  Weingarten Realty Investors, depositary shares "D",
             6.75%, cumulative redeemable                                                               5,253
                                                                                                   ----------
                                                                                                      137,707
                                                                                                   ----------

PRINCIPAL
   AMOUNT                                                                COUPON
    (000)                                                                  RATE      MATURITY
---------                                                                ------    ----------
             REGIONAL BANKS (0.3%)
  $ 5,000    Farm Credit Bank of Texas, Series 1,
               7.56%, cumulative perpetual(i)                                                           5,394
                                                                                                   ----------
             Total preferred securities (cost: $145,653)                                              153,281
                                                                                                   ----------
             MONEY MARKET INSTRUMENTS (3.0%)

             COMMERCIAL PAPER (1.7%)
             -----------------------
             GAS UTILITIES (0.9%)
   15,203    Kinder Morgan Energy LP(a,p)                                  4.57%    2/03/2006          15,199
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   14,125    Wheels, Inc.(a,p)                                             4.52     2/01/2006          14,125
                                                                                                   ----------
                                                                                                       29,324
                                                                                                   ----------
             VARIABLE-RATE DEMAND NOTES (1.3%)(g)
             ------------------------------------
             ELECTRIC UTILITIES (0.2%)
    3,600    Sempra Energy ESOP, Bonds,
               Series 1999A (NBGA)(a)                                      4.85    11/01/2014           3,600
                                                                                                   ----------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
           HEALTH CARE FACILITIES (0.3%)
  $ 4,535  Louisiana Public Facilities Auth., RB,
             Series 2002D (LOC - Hibernia National Bank)                 5.22%      7/01/2028      $    4,535
    1,410  McClellan, OH, LLC, Bonds,
             Series 2000 (LOC - Sky Bank)                                5.79       9/01/2020           1,410
                                                                                                   ----------
                                                                                                        5,945
                                                                                                   ----------
           HOME FURNISHINGS (0.2%)
    4,350  Caddo Parrish, LA, IDB, IDRB,
             Series 2004 (LOC - Hibernia National Bank)                  5.24       7/01/2024           4,350
                                                                                                   ----------
           REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
    5,380  Blood Family Realty Ltd., Notes,
             Series 2000 (LOC - Sky Bank)                                5.54      12/01/2025           5,380
    1,900  Vista Funding Corp., Notes,
             Series 1999A (LOC - Sky Bank)                               5.79       3/01/2019           1,900
    2,660  Wryneck Ltd., Notes,
             Series 2000 (LOC - Sky Bank)                                5.54       1/01/2020           2,660
                                                                                                   ----------
                                                                                                        9,940
                                                                                                   ----------
                                                                                                       23,835
                                                                                                   ----------
           Total money market instruments (cost: $53,159)                                              53,159
                                                                                                   ----------
           SHORT-TERM INVESTMENTS PURCHASED WITH CASH
           COLLATERAL FROM SECURITIES LOANED (9.2%)

           CORPORATE OBLIGATIONS (5.1%)
           ----------------------------
           ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
   20,000  White Pine Finance, LLC, Notes, Series MTN1(a)                4.53(b)    6/12/2006          20,005
                                                                                                   ----------
           LIFE & HEALTH INSURANCE (0.2%)
    4,000  John Hancock Global Funding II, Notes, Series MTN(a)          4.67(b)    9/12/2006           4,006
                                                                                                   ----------
           OTHER DIVERSIFIED FINANCIAL SERVICES (3.8%)
   23,000  CC USA, Inc., Notes, Series MTN(a)                            4.55(b)    2/28/2006          23,001
   25,000  Five Finance, Inc., Notes, Series MTN(a)                      4.57(b)    9/05/2006          25,010

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)  SECURITY                                                      RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $20,000  Premier Asset Collection, LLC, Notes, Series MTN(a)           4.33%(b)   3/24/2006      $   20,000
                                                                                                   ----------
                                                                                                       68,011
                                                                                                   ----------
                                                                                                       92,022
                                                                                                   ----------
           COMMERCIAL PAPER (0.6%)
           -----------------------
           INVESTMENT BANKING & BROKERAGE
   10,000  Goldman Sachs & Co.(a,p)                                      4.55(b)    5/25/2006          10,000
                                                                                                   ----------
           REPURCHASE AGREEMENTS (3.5%)(q)
           -------------------------------
   41,000  Credit Suisse First Boston, LLC, 4.44%,
             acquired on 1/31/2006 and due 2/01/2006
             at $41,000 (collateralized by $42,310 of Freddie
             Mac Discount Notes(e,+), 4.62%(o), due 5/02/2006;
             market value $41,823)                                                                     41,000
   22,000  Deutsche Bank Securities, Inc., 4.46%, acquired on
             1/31/2006 and due 2/01/2006 at $22,000
             (collateralized by $22,980 of Fannie Mae(e,+),
             3.50%, due 1/28/2008; market value $22,441)                                               22,000
                                                                                                   ----------
                                                                                                       63,000
                                                                                                   ----------

  NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS (0.0%)(r)
             ----------------------------
  839,070    AIM Short-Term Investment Co. Liquid Assets Portfolio       4.37(j)            -             839
   70,891    Merrill Lynch Premier Institutional Fund                    4.25(j)            -              71
                                                                                                   ----------
                                                                                                          910
                                                                                                   ----------
             Total short-term investments purchased with
               cash collateral from securities loaned (cost: $165,912)                                165,932
                                                                                                   ----------
             TOTAL INVESTMENTS (COST: $1,942,636)                                                  $1,976,061
                                                                                                   ==========

32

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) Restricted security that is not registered under the
                 Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

             (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2006.

             (c) Security has a mandatory put, which shortens its effective maturity date.

             (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

             (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA)

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                 and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

             (f) U.S. Treasury inflation-indexed notes - designed to
                 provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

             (g) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

             (h) The security or a portion thereof was out on loan as of
                 January 31, 2006.

             (i) Security was fair valued at January 31, 2006, by the
                 Manager in accordance with valuation procedures approved by the Board of Directors.

             (j) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

             (k) Interest-only commercial mortgage-backed securities (IO
                 CMBSs) - represent the right to receive only the interest

34

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                 payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

             (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at January 31, 2006, was $6,082,000, which represented 0.3% of the Fund's net assets.

             (m) At January 31, 2006, the aggregate market value of
                 securities purchased on a delayed-delivery basis was $44,051,000.

             (n) At January 31, 2006, portions of these securities were segregated to cover delayed-delivery purchases.

             (o) Zero-coupon security. Rate represents the effective yield at date of purchase.

             (p) Commercial paper issued in reliance on the "private
                 placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
                 Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                 liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

             (q) Collateral on repurchase agreements is received by the
                 Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

             (r) Represents less than 0.1% of net assets.

             * Non-income-producing security for the 12 months preceding January 31, 2006.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

             CPI     Consumer Price Index

             EETC    Enhanced Equipment Trust Certificate

             ESOP    Employee Stock Ownership Plan

             GO      General Obligation

             IDB     Industrial Development Board

             IDRB    Industrial Development Revenue Bond

             MTN     Medium-Term Note

             PCRB    Pollution Control Revenue Bond

             PRE     Prerefunded to a date prior to maturity

             RB      Revenue Bond

             CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

36

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

             (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $159,859) (identified cost of $1,942,636)                    $1,976,061
   Cash                                                                                2
   Receivables:
      Capital shares sold                                                          1,909
      Dividends and interest                                                      17,745
      Securities sold                                                             12,845
      Other                                                                           30
                                                                              ----------
         Total assets                                                          2,008,592
                                                                              ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                           165,913
      Securities purchased                                                        44,222
      Capital shares redeemed                                                      1,493
   Accrued management fees                                                           368
   Accrued transfer agent's fees                                                      22
   Other accrued expenses and payables                                                70
                                                                              ----------
         Total liabilities                                                       212,088
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,796,504
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $1,815,334
   Accumulated undistributed net investment income                                   730
   Accumulated net realized loss on investments                                  (52,985)
   Net unrealized appreciation of investments                                     33,425
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,796,504
                                                                              ==========
   Capital shares outstanding                                                    147,910
                                                                              ==========
   Authorized shares of $.01 par value                                           270,000
                                                                              ==========
   Net asset value, redemption price, and offering price per share            $    12.15
                                                                              ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                            $  5,317
   Interest                                                               43,514
   Securities lending (net)                                                  308
                                                                        --------
      Total income                                                        49,139
                                                                        --------
EXPENSES
   Management fees                                                         2,182
   Administration and servicing fees                                       1,363
   Transfer agent's fees                                                   1,205
   Custody and accounting fees                                               147
   Postage                                                                   106
   Shareholder reporting fees                                                 34
   Directors' fees                                                             1
   Registration fees                                                          22
   Professional fees                                                          39
   Other                                                                      21
                                                                        --------
      Total expenses                                                       5,120
   Expenses paid indirectly                                                   (5)
                                                                        --------
      Net expenses                                                         5,115
                                                                        --------
NET INVESTMENT INCOME                                                     44,024
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                       4,525
   Change in net unrealized appreciation/depreciation                    (31,455)
                                                                        --------
      Net realized and unrealized loss                                   (26,930)
                                                                        --------
Increase in net assets resulting from operations                        $ 17,094
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED),
AND YEAR ENDED JULY 31, 2005

                                                                      1/31/2006     7/31/2005
                                                                     ------------------------
FROM OPERATIONS
   Net investment income                                             $   44,024    $   77,291
   Net realized gain on investments                                       4,525        11,179
   Change in net unrealized appreciation/depreciation
      of investments                                                    (31,455)        3,387
                                                                     ------------------------
      Increase in net assets resulting from operations                   17,094        91,857
                                                                     ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (43,374)      (79,994)
                                                                     ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            137,929       246,795
   Reinvested dividends                                                  36,458        66,524
   Cost of shares redeemed                                             (150,484)     (236,333)
                                                                     ------------------------
      Increase in net assets from
         capital share transactions                                      23,903        76,986
                                                                     ------------------------
Net increase (decrease) in net assets                                    (2,377)       88,849

NET ASSETS
   Beginning of period                                                1,798,881     1,710,032
                                                                     ------------------------
   End of period                                                     $1,796,504    $1,798,881
                                                                     ========================
Accumulated undistributed net investment income:
   End of period                                                     $      730    $       80
                                                                     ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           11,253        19,889
   Shares issued for dividends reinvested                                 2,982         5,372
   Shares redeemed                                                      (12,287)      (19,053)
                                                                     ------------------------
      Increase in shares outstanding                                      1,948         6,208
                                                                     ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

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           to FINANCIAL Statements

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                    recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 3. Investments in open-end investment companies, other than
                    ETFs, are valued at their net asset value (NAV) each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

                 5. Repurchase agreements are valued at cost, which
                    approximates market value.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair

42

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                    value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                 special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY
                 BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued or delayed-delivery basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or delayed-delivery basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2006, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $44,222,000, of which none were for when-issued securities.

              F. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $5,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business

44

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

               the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

          For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of $2,000, which represents 5.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

          Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2005, the Fund had capital loss carryovers of $57,510,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                              CAPITAL LOSS CARRYOVERS
                      --------------------------------------
                        EXPIRES                    BALANCE
                      ----------                 -----------
                         2009                    $12,163,000
                         2011                     45,347,000
                                                 -----------
                                        Total    $57,510,000
                                                 ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $370,042,000 and $311,614,000, respectively.

46

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

          As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $46,045,000 and $12,620,000, respectively, resulting in net unrealized appreciation of $33,425,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high- quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2006, the Fund received securities-lending income of $308,000, which is net of the 20% income retained by MetWest. As of January 31, 2006, the Fund loaned securities having a fair market value of approximately $159,859,000 and received cash collateral of $165,913,000 for the loans. Of this amount, $165,912,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

48

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper A Rated Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $2,182,000, which included no performance adjustment.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,363,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $23,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on

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           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

               an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,205,000.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

50

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                               PERIOD ENDED
                                                JANUARY 31,                           YEAR ENDED JULY 31,
                                             ---------------------------------------------------------------------------------
                                                   2006           2005          2004          2003          2002          2001
                                             ---------------------------------------------------------------------------------
Net asset value at beginning of period       $    12.32     $    12.24    $    12.16    $    12.05    $    12.34    $    11.60
                                             ---------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                             .30            .56           .55           .60           .72           .80(a)
  Net realized and unrealized gain (loss)          (.17)           .08           .08           .12          (.28)          .76(a)
                                             ---------------------------------------------------------------------------------
Total from investment operations                    .13            .64           .63           .72           .44          1.56
Less distributions:
  From net investment income                       (.30)          (.56)         (.55)         (.61)         (.73)         (.82)
                                             ---------------------------------------------------------------------------------
  Net asset value at end of period           $    12.15     $    12.32    $    12.24    $    12.16    $    12.05    $    12.34
                                             =================================================================================
Total return (%)*                                  1.02           5.33          5.23          5.98          3.70         13.86
Net assets at end of period (000)            $1,796,504     $1,798,881    $1,710,032    $1,757,831    $1,665,239    $1,510,012
Ratio of expenses to average
  net assets (%)**(c)                               .56(b)         .55           .52           .50(d)        .55(d)        .41
Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**(c)                             -              -             -             -           .55             -
Ratio of net investment income
  to average net assets (%)**                      4.84(b)        4.38          4.36          4.79          5.89          6.63(a)
Portfolio turnover (%)                            17.80          24.17         28.25         60.54         59.61         43.39

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2006, average net assets were
    $1,803,146,000.
(a) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, the amounts would have been:
    Net investment income $0.79
    Net realized and unrealized gain $0.77
    Ratio of net investment income to average net assets 6.57%
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                      BEGINNING               ENDING              DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2005 -
                                   AUGUST 1, 2005        JANUARY 31, 2006        JANUARY 31, 2006
                                   --------------------------------------------------------------
          Actual                      $1,000.00             $1,010.20                 $2.85
          Hypothetical
            (5% return before          1,000.00              1,022.37                  2.87
            expenses)

          *Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/ 365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.02% for the six-month period of August 1, 2005, through January 31, 2006.

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING
(800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23424-0306                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.